Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Effective tax rate	9.20%	6.30%	6.29%	34.66%	(0.63%)
Tax exemption description	As a qualified integrated circuit design enterprise, the Company's principal PRC operating subsidiary is entitled to a two-year enterprise income tax exemption followed by a three-year 50% enterprise income tax rate reduction commencing from the first profit-making year, which was 2010. As a result, the Company's principal PRC operating subsidiary was exempt from PRC enterprise income tax in 2010 and 2011 and enjoys a preferential 12.5% enterprise income tax from 2012 through 2014.
Decrease in corporate income tax	50.00%
Operating losses carried forward years to offset future taxable income	5 years
Provision for income tax	$ 1,709,000	$ 980,000	$ 1,228,000	$ 2,637,000	$ 54,000
Foreign tax rate differential			(21.24%)	(8.80%)	(19.07%)
Deferred tax assets			719,000	837,000	625,000
Deferred tax assets, valuation allowance			51,000	126,000	573,000
Interest and penalties accrued			3,000	11,000	10,000
Unrecognized tax benefit			6,608,000	5,851,000	2,215,000	1,411,000
Unrecognized tax benefits that would affect the effective tax rate	6,900,000
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefit	$ 17,140,000
Scenario One [Member]
Income Tax Disclosure [Line Items]
Enterprise income tax exemption period	2 years
Scenario Two [Member]
Income Tax Disclosure [Line Items]
Enterprise income tax exemption period	3 years
PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective tax rate			12.50%	0.00%	0.00%
California [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	8.80%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	16.50%
Taiwan [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	17.00%
PRC [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	25.00%
PRC [Member] | Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	12.50%
Minimum [Member] | United States [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	15.00%
Maximum [Member] | United States [Member]
Income Tax Disclosure [Line Items]
Effective tax rate	35.00%